EMPLOYEES - Schedule of Average Monthly Number of Personnel (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	1,051	928	802
Operations
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	735	675	573
Management
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	208	178	164
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	108	75	65